Shareholder Report		6 Months Ended	12 Months Ended
		Apr. 30, 2026 USD ($) Holding	Oct. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Charlotte Funds
Entity Central Index Key		0001532203
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000109500
Shareholder Report [Line Items]
Fund Name		Total International Bond Index Fund
Class Name		Investor Shares
Trading Symbol		VTIBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[1]	0.13%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 118,140,000,000
Holdings Count | Holding		7,530
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109503
Shareholder Report [Line Items]
Fund Name		Total International Bond Index Fund
Class Name		ETF Shares
Trading Symbol		BNDX
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[2]	0.07%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 118,140,000,000
Holdings Count | Holding		7,530
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109501
Shareholder Report [Line Items]
Fund Name		Total International Bond Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTABX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[3]	0.10%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 118,140,000,000
Holdings Count | Holding		7,530
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109502
Shareholder Report [Line Items]
Fund Name		Total International Bond Index Fund
Class Name		Institutional Shares
Trading Symbol		VTIFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 2
Expense Ratio, Percent	[4]	0.05%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 118,140,000,000
Holdings Count | Holding		7,530
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$118,140
Number of Portfolio Holdings	7,530
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.4%
Europe	63.6%
North America	11.3%
Oceania	4.2%
South America	0.4%
Other Assets and Liabilities—Net	2.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217896
Shareholder Report [Line Items]
Fund Name		Total International Bond II Index Fund
Class Name		Investor Shares
Trading Symbol		VTIIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[5]	0.12%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 145,698,000,000
Holdings Count | Holding		7,947
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$145,698
Number of Portfolio Holdings	7,947
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.2%
Europe	63.2%
North America	11.3%
Oceania	4.1%
South America	0.4%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217897
Shareholder Report [Line Items]
Fund Name		Total International Bond II Index Fund
Class Name		Institutional Shares
Trading Symbol		VTILX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[6]	0.07%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 145,698,000,000
Holdings Count | Holding		7,947
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$145,698
Number of Portfolio Holdings	7,947
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	0.0%
Asia	18.2%
Europe	63.2%
North America	11.3%
Oceania	4.1%
South America	0.4%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.